Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2021
The leases recognized as right-of-use assets in accordance with IFRS 16 are disclosed below:

The leases recognized as right-of-use assets in accordance with IFRS 16 are disclosed below:

	12.31.21	12.31.20
Right of uses asset by leases	425	344

The development of right-of-use assets is as follows:

	12.31.21	12.31.20
Balance at beginning of year	344	357
Additions	539	465
Depreciation for the year	(458)	(478)
Balance at end of the year	425	344